Schedule of Investments ─ IQ Candriam ESG International Equity ETF

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia - 7.4%
Alumina Ltd.	41,147	$54,646
AMP Ltd.*	51,057	31,476
Ampol Ltd.	3,793	79,449
APA Group	18,836	126,869
Aurizon Holdings Ltd.	28,504	70,690
AusNet Services Ltd.	30,152	55,233
Australia & New Zealand Banking Group Ltd.	42,491	794,227
BHP Group Ltd.*	32,825	1,033,612
BHP Group Ltd.(a)	46,975	1,534,006
BlueScope Steel Ltd.	8,002	103,059
Boral Ltd.*	5,341	22,089
Brambles Ltd.	23,037	156,950
Charter Hall Group	7,415	87,558
CIMIC Group Ltd.	1,063	12,275
Cochlear Ltd.	1,043	141,494
Computershare Ltd.	8,739	120,001
CSL Ltd.	7,242	1,328,393
Dexus	17,032	122,998
Evolution Mining Ltd.	28,513	70,311
Goodman Group	28,901	472,198
GPT Group (The)	30,498	107,222
IDP Education Ltd.	3,330	68,719
Insurance Australia Group Ltd.	39,323	117,469
Lendlease Corp., Ltd.	10,982	76,832
Macquarie Group Ltd.	5,618	726,795
Magellan Financial Group Ltd.(a)	2,336	30,629
Medibank Pvt Ltd.	43,845	95,453
Mineral Resources Ltd.	2,616	102,126
Mirvac Group	62,701	115,299
National Australia Bank Ltd.	52,410	1,001,785
Newcrest Mining Ltd.	13,031	197,850
QBE Insurance Group Ltd.	23,476	184,090
Ramsay Health Care Ltd.	2,955	130,725
REA Group Ltd.	801	81,886
Rio Tinto Ltd.	5,878	462,007
Rio Tinto PLC	17,012	1,183,433
Santos Ltd.	33,241	167,218
Scentre Group	82,705	170,147
SEEK Ltd.	5,177	105,739
Seven Group Holdings Ltd.	2,701	41,257
Sonic Healthcare Ltd.	7,582	202,511
Stockland	35,181	100,138
Suncorp Group Ltd.	20,449	159,057
Sydney Airport*	43,024	262,506
Telstra Corp., Ltd.	188,519	520,657
Transurban Group	47,795	419,240
Vicinity Centres	61,119	70,190
Wesfarmers Ltd.	18,085	671,617
Westpac Banking Corp.	57,379	820,653
WiseTech Global Ltd.	2,410	76,918
Woodside Petroleum Ltd.	15,445	272,805

Total Australia		15,160,507

Austria - 0.5%
ams-OSRAM AG*	4,160	68,630
ANDRITZ AG	1,151	60,694
CA Immobilien Anlagen AG	651	23,608
Erste Group Bank AG	4,731	218,661
Mondi PLC	7,751	191,240
OMV AG	2,279	137,855
Raiffeisen Bank International AG	2,164	60,113
Verbund AG	1,056	111,038
voestalpine AG	1,777	58,605
Wienerberger AG	1,790	64,171

Total Austria		994,615

Belgium - 0.6%
D'ieteren Group	352	60,728
Elia Group SA	459	61,590
KBC Group NV	4,474	385,881
Proximus SADP	2,271	46,117
Sofina SA	240	94,810
Solvay SA	1,171	139,802
Telenet Group Holding NV	702	26,835
UCB SA	1,866	184,119
Umicore SA	3,081	115,426
Warehouses De Pauw CVA	2,243	95,849

Total Belgium		1,211,157

Brazil - 0.1%
Yara International ASA	2,582	131,648

Chile - 0.0%(b)
Antofagasta PLC	5,525	98,773

China - 1.2%
China Gas Holdings Ltd.	35,408	60,122
CSPC Pharmaceutical Group Ltd.	134,637	163,169
Fosun International Ltd.	36,357	41,171
JOYY, Inc.	792	40,044
NXP Semiconductors NV	4,216	866,135
Prosus NV*	13,749	1,131,904
Shimao Group Holdings Ltd.(a)	19,505	14,308
Sun Art Retail Group Ltd.	31,370	11,426
Wharf Holdings Ltd. (The)	21,665	73,906
Yangzijiang Shipbuilding Holdings Ltd.	44,354	42,315

Total China		2,444,500

Colombia - 0.0%(b)
Millicom International Cellular SA*(a)	1,618	42,954

Denmark - 3.0%
Ambu A/S, Class B	2,692	56,478
AP Moller - Maersk A/S, Class A	47	156,494
AP Moller - Maersk A/S, Class B	51	181,877
Chr Hansen Holding A/S	1,641	130,888
Coloplast A/S, Class B	1,978	285,615
Danske Bank A/S	10,813	208,365
Demant A/S*	1,566	68,658
DSV A/S	3,114	627,511
Genmab A/S*	1,033	347,223
GN Store Nord A/S	2,031	121,665
Novo Nordisk A/S, Class B	26,037	2,573,769
Novozymes A/S, Class B	3,253	221,970
Orsted A/S	2,853	300,461
Pandora A/S	1,570	168,891
Tryg A/S	7,894	186,072
Vestas Wind Systems A/S	15,442	411,683

Total Denmark		6,047,620

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Faroe Islands - 0.0%(b)
Bakkafrost P/F	794	$54,411

Finland - 1.5%
Elisa OYJ	2,275	132,819
Huhtamaki OYJ	1,442	56,238
Kesko OYJ, Class A	1,256	35,903
Kesko OYJ, Class B	4,249	133,034
Kone OYJ, Class B	5,793	371,584
Metso Outotec OYJ	11,008	116,169
Neste OYJ	7,383	329,150
Nokia OYJ*	84,186	495,173
Nordea Bank Abp	51,187	602,612
Orion OYJ, Class B	1,589	64,215
Sampo OYJ, Class A	6,769	332,736
UPM-Kymmene OYJ	8,418	303,386
Wartsila OYJ Abp	8,602	104,721

Total Finland		3,077,740

France - 10.9%
Adevinta ASA*	4,410	45,801
Air Liquide SA	7,535	1,278,668
Alstom SA	5,683	182,519
Amundi SA	976	75,110
AXA SA	36,017	1,128,686
BioMerieux	655	76,399
BNP Paribas SA	18,205	1,285,693
Bouygues SA	4,748	166,009
Capgemini SE	2,533	560,658
Carrefour SA	9,501	180,209
Cie de Saint-Gobain	7,367	492,614
Cie Generale des Etablissements Michelin	2,596	429,824
Credit Agricole SA	23,617	351,584
Danone SA	10,501	650,383
Dassault Systemes SE	10,784	513,173
EssilorLuxottica SA	4,766	891,268
Hermes International	541	799,619
Kering SA	1,164	856,370
Legrand SA	4,196	422,394
L'Oreal SA	3,314	1,399,996
LVMH Moet Hennessy Louis Vuitton SE	4,180	3,385,947
Orange SA	31,989	373,658
Sanofi	17,295	1,798,210
Sartorius Stedim Biotech	386	167,501
Societe Generale SA	13,264	485,992
Sodexo SA	1,255	115,418
Teleperformance	920	343,842
TotalEnergies SE(a)	42,177	2,374,424
Vinci SA	9,128	989,073
Vivendi SE	10,545	137,123
Worldline SA*	3,630	173,695

Total France		22,131,860

Germany - 8.4%
adidas AG	2,772	752,771
Allianz SE	6,576	1,675,956
Bayerische Motoren Werke AG	5,100	531,405
Beiersdorf AG	1,570	155,018
Carl Zeiss Meditec AG	586	92,985
Continental AG*	1,725	164,251
Covestro AG	2,992	177,294
Daimler AG	13,428	1,052,642
Daimler Truck Holding AG*	6,713	236,143
Deutsche Bank AG*	30,308	416,333
Deutsche Boerse AG	2,930	516,329
Deutsche Post AG	15,723	933,975
Deutsche Telekom AG	51,802	968,144
E.ON SE	34,049	466,425
Evonik Industries AG	2,830	91,334
Fresenius Medical Care AG & Co. KGaA	3,172	213,562
Fresenius SE & Co. KGaA	6,252	256,231
Hannover Rueck SE	959	191,357
Hapag-Lloyd AG	388	114,652
HeidelbergCement AG	2,361	162,136
Henkel AG & Co. KGaA	1,610	126,247
Infineon Technologies AG	19,193	781,761
Knorr-Bremse AG	1,057	106,238
Merck KGaA	2,065	448,853
Muenchener Rueckversicherungs-Gesellschaft AG	2,238	700,081
Puma SE	1,606	169,591
SAP SE	16,084	1,990,532
Siemens AG	12,897	2,022,322
Siemens Energy AG*	6,958	154,126
Symrise AG	2,056	244,191
Talanx AG	846	40,059
Telefonica Deutschland Holding AG	12,536	35,694
Volkswagen AG	457	130,226
Vonovia SE	12,407	700,698
Zalando SE*	3,580	280,843

Total Germany		17,100,405

Hong Kong - 2.6%
AIA Group Ltd.	193,103	1,997,263
ASM Pacific Technology Ltd.	4,880	48,440
Bank of East Asia Ltd. (The)	20,932	35,649
CK Infrastructure Holdings Ltd.	9,699	59,705
Hang Lung Properties Ltd.	29,205	62,398
Hang Seng Bank Ltd.	11,563	228,219
Hong Kong & China Gas Co., Ltd.	173,373	266,811
Hong Kong Exchanges & Clearing Ltd.	20,239	1,137,893
Link REIT	33,361	285,583
MTR Corp., Ltd.	24,820	134,006
New World Development Co., Ltd.	21,874	88,926
Power Assets Holdings Ltd.	21,831	133,967
Sino Biopharmaceutical Ltd.	157,337	108,153
Swire Pacific Ltd., Class A	7,377	44,465
Swire Properties Ltd.	16,808	44,620
Techtronic Industries Co., Ltd.	21,860	358,841
Wharf Real Estate Investment Co., Ltd.	23,531	111,506
Xinyi Glass Holdings Ltd.	26,811	70,659

Total Hong Kong		5,217,104

Ireland - 0.8%
AIB Group PLC*	12,521	32,900
CRH PLC	12,399	617,663
ICON PLC*	1,259	334,541
Kerry Group PLC, Class A	2,494	313,127
Kingspan Group PLC	2,429	231,774
Smurfit Kappa Group PLC	4,112	214,386

Total Ireland		1,744,391

Israel - 0.5%
Bank Hapoalim BM	17,154	176,358
Bank Leumi Le-Israel BM	21,350	226,752
Check Point Software Technologies Ltd.*	1,578	190,954
Nice Ltd.*	931	236,431

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Israel (continued)
Wix.com Ltd.*	868	$114,029

Total Israel		944,524

Italy - 2.3%
A2A SpA	25,025	47,115
Amplifon SpA	1,982	83,385
Assicurazioni Generali SpA	18,549	386,342
Banca Mediolanum SpA	3,399	32,631
Buzzi Unicem SpA	1,695	34,971
DiaSorin SpA	183	28,084
Enel SpA	124,106	943,393
Eni SpA	39,003	581,858
FinecoBank Banca Fineco SpA	9,744	161,715
Hera SpA	13,577	55,979
Interpump Group SpA	1,172	71,406
Intesa Sanpaolo SpA	273,981	804,535
Mediobanca Banca di Credito Finanziario SpA	10,671	120,938
Moncler SpA	3,314	209,303
Nexi SpA*	9,145	132,348
Pirelli & C SpA	5,968	41,693
Prysmian SpA	4,046	134,842
Recordati Industria Chimica e Farmaceutica SpA	1,557	86,467
Telecom Italia SpA	159,570	74,449
Telecom Italia SpA-RSP	96,286	42,635
Terna - Rete Elettrica Nazionale	22,524	175,483
UniCredit SpA	32,453	508,954
UnipolSai Assicurazioni SpA	6,796	19,670

Total Italy		4,778,196

Japan - 21.9%
ABC-Mart, Inc.	495	22,425
Advantest Corp.	3,104	257,802
Aeon Co., Ltd.	10,764	243,492
Aeon Mall Co., Ltd.	1,471	21,103
Air Water, Inc.	3,004	45,363
Ajinomoto Co., Inc.	8,618	238,813
Alfresa Holdings Corp.	2,825	39,988
Asahi Intecc Co., Ltd.	3,473	58,654
Astellas Pharma, Inc.	29,370	471,679
Benesse Holdings, Inc.	1,098	21,288
Bridgestone Corp.	9,140	397,647
Brother Industries Ltd.	3,966	72,350
Canon, Inc.	16,311	383,409
Central Japan Railway Co.	2,692	353,832
Chugai Pharmaceutical Co., Ltd.	10,077	324,545
CyberAgent, Inc.	6,558	75,412
Dai Nippon Printing Co., Ltd.	3,565	84,991
Daifuku Co., Ltd.	1,824	125,215
Daiichi Sankyo Co., Ltd.	30,100	670,050
Daikin Industries Ltd.	4,194	867,191
Daito Trust Construction Co., Ltd.	967	109,939
Daiwa House Industry Co., Ltd.	9,617	278,348
Daiwa House REIT Investment Corp.	34	100,916
Daiwa Securities Group, Inc.	22,654	135,305
Denso Corp.	6,941	511,667
Dentsu Group, Inc.	3,423	117,046
Disco Corp.	449	121,188
East Japan Railway Co.	5,144	292,144
Eisai Co., Ltd.	4,359	218,622
ENEOS Holdings, Inc.	49,818	196,851
FANUC Corp.	3,042	592,956
Fast Retailing Co., Ltd.	871	506,386
FUJIFILM Holdings Corp.	6,055	400,952
Fujitsu Ltd.	3,029	394,841
GMO Payment Gateway, Inc.	694	59,327
Hakuhodo DY Holdings, Inc.	3,498	52,762
Hamamatsu Photonics K.K.	2,243	113,488
Hikari Tsushin, Inc.	327	38,880
Hirose Electric Co., Ltd.	494	72,926
Hisamitsu Pharmaceutical Co., Inc.	1,076	32,450
Hitachi Construction Machinery Co., Ltd.	1,638	41,083
Hitachi Ltd.	15,059	776,181
Hitachi Metals Ltd.*	3,153	56,698
Hoshizaki Corp.	878	64,388
Hoya Corp.	5,807	743,608
Hulic Co., Ltd.	5,017	48,026
Idemitsu Kosan Co., Ltd.	3,317	84,346
Inpex Corp.	16,109	161,474
Isetan Mitsukoshi Holdings Ltd.(a)	5,329	41,578
Isuzu Motors Ltd.	9,387	113,565
ITOCHU Corp.	23,454	746,416
Itochu Techno-Solutions Corp.	1,470	39,676
J Front Retailing Co., Ltd.	3,899	34,718
Japan Metropolitan Fund Invest.	111	93,154
Japan Post Holdings Co., Ltd.*	22,441	190,590
Japan Real Estate Investment Corp.	19	103,884
JFE Holdings, Inc.	7,774	98,503
JTEKT Corp.	3,620	31,134
Kajima Corp.	7,075	84,734
Kakaku.com, Inc.	2,031	41,457
Kansai Electric Power Co., Inc. (The)	11,732	110,167
Kao Corp.	7,464	371,305
KDDI Corp.	24,588	777,811
Keihan Holdings Co., Ltd.	1,619	37,249
Keikyu Corp.	3,668	37,309
Keio Corp.	1,739	77,725
Keisei Electric Railway Co., Ltd.	2,386	66,781
Kikkoman Corp.	2,373	177,525
Kintetsu Group Holdings Co., Ltd.*	2,706	78,203
Kobayashi Pharmaceutical Co., Ltd.	787	60,856
Koito Manufacturing Co., Ltd.	1,961	97,178
Kose Corp.	513	46,392
Kubota Corp.	18,868	400,203
Kuraray Co., Ltd.	5,289	47,049
Kurita Water Industries Ltd.	1,747	70,350
Kyocera Corp.	5,215	318,399
Kyowa Kirin Co., Ltd.	3,935	97,500
Kyushu Railway Co.	2,171	44,899
Lasertec Corp.	1,226	266,799
Lion Corp.	4,006	52,081
Lixil Corp.	4,501	101,915
Marubeni Corp.	26,860	274,952
Marui Group Co., Ltd.	3,046	58,290
Mazda Motor Corp.*	9,284	71,226
Medipal Holdings Corp.	2,722	48,640
MEIJI Holdings Co., Ltd.	2,054	127,634
MINEBEA MITSUMI, Inc.	5,993	144,539
MISUMI Group, Inc.	4,531	145,495
Mitsubishi Chemical Holdings Corp.	22,360	173,679
Mitsubishi Corp.	21,539	724,727
Mitsubishi Estate Co., Ltd.	18,690	268,773
Mitsubishi Gas Chemical Co., Inc.	3,051	57,644
Mitsubishi Materials Corp.	1,914	33,770
Mitsui & Co., Ltd.	23,861	590,908
Mitsui Chemicals, Inc.	2,841	74,955
Mitsui Fudosan Co., Ltd.	14,225	302,277
Miura Co., Ltd.	1,537	44,886
Mizuho Financial Group, Inc.	37,559	505,241
MonotaRO Co., Ltd.	3,874	62,502
MS&AD Insurance Group Holdings, Inc.	7,416	252,681

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nabtesco Corp.	1,706	$52,487
Nagoya Railroad Co., Ltd.*	3,080	48,302
NEC Corp.	3,989	154,056
NGK Insulators Ltd.	4,816	80,584
NGK Spark Plug Co., Ltd.	3,020	50,925
NH Foods Ltd.	1,611	61,658
Nidec Corp.	8,057	705,534
Nikon Corp.	5,122	52,720
Nintendo Co., Ltd.	1,841	897,293
Nippon Building Fund, Inc.	25	144,066
Nippon Prologis REIT, Inc.	32	99,423
Nippon Sanso Holdings Corp.	2,812	55,203
Nippon Telegraph & Telephone Corp.	35,926	1,018,618
Nippon Yusen K.K.	2,576	198,971
Nissan Chemical Corp.	2,021	108,395
Nissan Motor Co., Ltd.*	35,201	185,559
Nisshin Seifun Group, Inc.	3,805	53,100
Nissin Foods Holdings Co., Ltd.	1,057	74,579
Nitto Denko Corp.	2,326	178,651
Nomura Holdings, Inc.	48,129	210,895
Nomura Real Estate Holdings, Inc.	1,623	37,777
Nomura Real Estate Master Fund, Inc.	67	92,628
Nomura Research Institute Ltd.	5,962	204,899
NTT Data Corp.	10,018	190,057
Obayashi Corp.	9,939	79,874
Odakyu Electric Railway Co., Ltd.	5,415	94,977
Oji Holdings Corp.	13,536	71,307
Omron Corp.	3,060	220,554
Ono Pharmaceutical Co., Ltd.	6,422	154,552
Oriental Land Co., Ltd.	3,183	549,169
ORIX Corp.	19,167	391,824
Orix JREIT, Inc.	43	61,501
Pan Pacific International Holdings Corp.	6,091	81,566
Panasonic Corp.	33,989	369,462
PeptiDream, Inc.*	1,551	27,514
Persol Holdings Co., Ltd.	2,800	71,078
Pigeon Corp.	1,833	35,570
Pola Orbis Holdings, Inc.	1,313	19,360
Rakuten Group, Inc.	13,949	119,969
Recruit Holdings Co., Ltd.	21,657	1,051,603
Resona Holdings, Inc.	37,929	161,723
Ricoh Co., Ltd.	10,306	86,312
Rinnai Corp.	575	50,801
Rohm Co., Ltd.	1,360	112,365
Ryohin Keikaku Co., Ltd.	3,863	54,848
Santen Pharmaceutical Co., Ltd.	6,000	67,537
SBI Holdings, Inc.	3,819	97,509
SCSK Corp.	2,282	38,164
Secom Co., Ltd.	3,350	235,031
Seiko Epson Corp.	4,565	70,283
Sekisui Chemical Co., Ltd.	6,380	110,463
Sekisui House Ltd.	9,521	191,246
Seven Bank Ltd.	9,615	20,194
SG Holdings Co., Ltd.	6,551	138,041
Sharp Corp.	4,543	50,033
Shimadzu Corp.	4,495	160,139
Shimano, Inc.	1,273	282,993
Shimizu Corp.	8,892	58,881
Shionogi & Co., Ltd.	4,734	264,052
Shiseido Co., Ltd.	6,327	316,391
Shizuoka Bank Ltd. (The)	8,047	62,714
SMC Corp.	992	545,740
Sohgo Security Services Co., Ltd.	1,163	41,938
Sompo Holdings, Inc.	5,089	236,463
Sony Group Corp.	19,774	2,182,905
Square Enix Holdings Co., Ltd.	1,421	68,938
Stanley Electric Co., Ltd.	2,342	54,147
Sumitomo Chemical Co., Ltd.	25,158	125,326
Sumitomo Corp.	18,651	286,665
Sumitomo Dainippon Pharma Co., Ltd.	2,638	28,526
Sumitomo Heavy Industries Ltd.	1,826	47,304
Sumitomo Metal Mining Co., Ltd.	3,853	175,487
Sumitomo Mitsui Financial Group, Inc.	19,242	686,850
Sumitomo Mitsui Trust Holdings, Inc.	4,713	162,179
Sumitomo Rubber Industries Ltd.	2,828	29,157
Sundrug Co., Ltd.	1,078	26,991
Suntory Beverage & Food Ltd.	1,988	76,087
Suzuken Co., Ltd.	955	28,221
Sysmex Corp.	2,428	228,208
T&D Holdings, Inc.	7,838	114,824
Taiheiyo Cement Corp.	1,825	36,001
Taisei Corp.	2,935	95,392
Takeda Pharmaceutical Co., Ltd.	25,025	722,788
TDK Corp.	6,038	214,847
Teijin Ltd.	2,883	36,030
Terumo Corp.	11,401	411,416
Tobu Railway Co., Ltd.	3,104	72,222
Toho Gas Co., Ltd.	1,458	39,669
Tokyo Century Corp.	595	29,021
Tokyo Electron Ltd.	2,374	1,127,611
Tokyu Corp.	8,898	117,301
Tokyu Fudosan Holdings Corp.	9,625	52,291
TOPPAN, Inc.	4,345	82,054
Toshiba Corp.	6,250	256,997
TOTO Ltd.	2,474	105,423
Toyoda Gosei Co., Ltd.	1,070	22,268
Toyota Industries Corp.	2,463	190,243
Toyota Motor Corp.	175,195	3,414,193
Trend Micro, Inc.	2,114	111,181
Tsuruha Holdings, Inc.	609	48,783
Unicharm Corp.	6,365	244,546
United Urban Investment Corp.	44	51,742
Welcia Holdings Co., Ltd.	1,464	39,324
West Japan Railway Co.	3,507	145,759
Yakult Honsha Co., Ltd.	2,044	103,242
Yamada Holdings Co., Ltd.	10,180	34,191
Yamaha Corp.	2,589	116,615
Yamaha Motor Co., Ltd.	5,003	117,797
Yamato Holdings Co., Ltd.	5,078	107,355
Yaskawa Electric Corp.	3,976	164,078
Yokohama Rubber Co., Ltd. (The)	2,111	30,449

Total Japan		44,490,736

Luxembourg - 0.2%
ArcelorMittal SA	9,518	279,492
Eurofins Scientific SE	2,049	203,899

Total Luxembourg		483,391

Mexico - 0.0%(b)
Fresnillo PLC	2,944	24,678

Netherlands - 5.8%
ABN AMRO Bank NV	7,046	112,381
Adyen NV*	418	838,287
Akzo Nobel NV	2,712	278,356
ASM International NV	718	243,073
ASML Holding NV	6,502	4,330,974
ING Groep NV	62,366	913,195
Koninklijke DSM NV	2,753	512,449
Koninklijke KPN NV	52,398	171,927
Koninklijke Philips NV	14,530	478,627

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Netherlands (continued)
NN Group NV	4,405	$244,826
Randstad NV	1,867	120,468
Shell PLC	123,817	3,134,006
Wolters Kluwer NV	4,134	418,192

Total Netherlands		11,796,761

New Zealand - 0.3%
a2 Milk Co., Ltd. (The)*	11,797	43,232
Auckland International Airport Ltd.*	19,265	90,843
Chorus Ltd.	7,129	32,540
Fisher & Paykel Healthcare Corp., Ltd.	9,176	167,231
Fletcher Building Ltd.	12,274	51,993
Mercury NZ Ltd.	9,707	35,382
Meridian Energy Ltd.	18,228	52,194
Ryman Healthcare Ltd.	6,090	39,596
Spark New Zealand Ltd.	29,534	83,987

Total New Zealand		596,998

Norway - 1.0%
Aker ASA, Class A	357	30,230
Austevoll Seafood ASA	1,382	18,166
DNB Bank ASA	14,093	333,039
Entra ASA	1,053	23,089
Equinor ASA	16,846	464,509
Gjensidige Forsikring ASA	2,972	72,200
Kahoot! ASA*	5,915	23,326
Leroy Seafood Group ASA	4,502	37,325
Mowi ASA	7,206	175,704
NEL ASA*(a)	23,158	30,908
Nordic Semiconductor ASA*	2,641	77,014
Norsk Hydro ASA	21,348	162,767
Orkla ASA	11,872	112,914
Schibsted ASA, Class A	1,119	32,819
Schibsted ASA, Class B	1,472	38,302
SpareBank 1 SR-Bank ASA	2,852	42,383
Storebrand ASA	7,300	77,241
Telenor ASA	10,238	168,393
TOMRA Systems ASA	1,859	92,241

Total Norway		2,012,570

Poland - 0.4%
Bank Polska Kasa Opieki SA	2,818	93,268
CD Projekt SA(a)	1,097	48,248
Cyfrowy Polsat SA	3,069	23,583
Dino Polska SA*	764	58,597
KGHM Polska Miedz SA	2,178	74,240
mBank SA*	209	23,749
Polski Koncern Naftowy ORLEN SA	4,952	85,880
Polskie Gornictwo Naftowe i Gazownictwo SA	25,956	33,703
Powszechna Kasa Oszczednosci Bank Polski SA*	14,090	163,959
Powszechny Zaklad Ubezpieczen SA	9,078	80,270
Santander Bank Polska SA	532	45,494

Total Poland		730,991

Portugal - 0.1%
EDP - Energias de Portugal SA	43,899	223,368
Jeronimo Martins SGPS SA	3,903	93,456

Total Portugal		316,824

Singapore - 1.6%
Ascendas Real Estate Investment Trust	54,928	112,119
CapitaLand Integrated Commercial Trust	71,517	102,609
City Developments Ltd.	9,100	47,447
ComfortDelGro Corp., Ltd.	34,567	34,768
DBS Group Holdings Ltd.	28,710	747,396
Jardine Cycle & Carriage Ltd.	1,518	22,779
Keppel Corp., Ltd.	22,938	95,847
Mapletree Commercial Trust	32,224	42,897
Olam International Ltd.	20,794	25,836
Oversea-Chinese Banking Corp., Ltd.	63,915	589,446
SATS Ltd.*	10,700	30,941
Singapore Telecommunications Ltd.	125,816	226,109
STMicroelectronics NV	10,494	485,138
Suntec Real Estate Investment Trust	21,835	24,546
United Overseas Bank Ltd.	22,797	505,120
UOL Group Ltd.	8,507	45,865
Venture Corp., Ltd.	4,314	56,152

Total Singapore		3,195,015

South Africa - 0.4%
Anglo American PLC	18,371	795,621
Scatec ASA	1,822	26,586

Total South Africa		822,207

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	3,667	91,628
Aena SME SA*	1,103	177,000
Amadeus IT Group SA*	7,185	487,613
Banco Bilbao Vizcaya Argentaria SA	105,527	666,479
Banco Santander SA	274,106	950,857
CaixaBank SA	69,304	221,105
Cellnex Telecom SA*	9,041	408,439
EDP Renovaveis SA	3,840	80,152
Ferrovial SA	7,532	207,454
Grifols SA(a)	4,706	82,349
Iberdrola SA	98,714	1,124,290
Industria de Diseno Textil SA	17,712	530,927
Mapfre SA(a)	15,314	32,986
Red Electrica Corp. SA	6,450	129,497
Repsol SA	21,688	273,319
Siemens Gamesa Renewable Energy SA*	3,582	76,675
Telefonica SA	80,878	374,308

Total Spain		5,915,078

Sweden - 3.6%
AAK AB	2,787	51,909
AddTech AB, B Shares	3,925	71,485
Alfa Laval AB	4,694	156,649
Assa Abloy AB, B Shares	15,535	421,075
Atlas Copco AB, A Shares	10,085	586,899
Atlas Copco AB, B Shares	5,954	300,376
Avanza Bank Holding AB	1,732	54,220
Axfood AB	1,661	42,121
Beijer Ref AB	3,642	62,936
Boliden AB	4,289	171,622
Castellum AB	3,520	82,210
Electrolux AB, B Shares	4,097	84,011
Elekta AB, B Shares(a)	5,290	53,716
EQT AB	5,277	203,299
Essity AB, B Shares	9,635	270,343
Fabege AB	4,163	61,615
Fastighets AB Balder, B Shares*	1,435	94,241
H & M Hennes & Mauritz AB, B Shares(a)	11,258	221,129

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Hexagon AB, B Shares	31,385	$417,610
Holmen AB, B Shares	1,444	69,368
Husqvarna AB, B Shares	6,553	90,389
Indutrade AB	4,042	99,209
Kinnevik AB, B Shares*	3,852	113,570
Lifco AB, B Shares	3,137	72,459
Nibe Industrier AB, B Shares	25,623	240,361
Sagax AB, B Shares	1,018	29,338
Samhallsbyggnadsbolaget i Norden AB	16,655	99,601
Samhallsbyggnadsbolaget i Norden AB, D Shares	3,086	10,071
Sandvik AB	17,061	442,879
Securitas AB, B Shares	4,968	59,531
Sinch AB*	8,317	83,882
Skandinaviska Enskilda Banken AB, A Shares	23,261	297,550
Skanska AB, B Shares	5,392	130,610
SKF AB, B Shares	6,027	130,947
SSAB AB, A Shares*	3,558	20,805
SSAB AB, B Shares*	9,755	50,164
Svenska Cellulosa AB SCA, B Shares	9,572	165,052
Svenska Handelsbanken AB, A Shares	23,303	246,509
Svenska Handelsbanken AB, B Shares(a)	555	6,689
Sweco AB, B Shares	3,225	45,020
Swedbank AB, A Shares	17,347	337,384
Swedish Orphan Biovitrum AB*	2,840	55,619
Tele2 AB, B Shares	7,865	113,710
Telefonaktiebolaget LM Ericsson, B Shares	46,802	575,617
Telia Co. AB	34,765	136,354
Thule Group AB	1,650	78,769
Vitrolife AB	1,073	43,683
Wallenstam AB, B Shares	2,269	35,515

Total Sweden		7,288,121

Switzerland - 7.8%
Alcon, Inc.	7,981	607,243
Geberit AG	553	371,339
Givaudan SA	127	520,795
Kuehne + Nagel International AG	896	250,501
Lonza Group AG	1,185	806,164
Nestle SA	42,296	5,409,600
Partners Group Holding AG	351	481,421
Roche Holding AG	421	171,828
Roche Holding AG	11,219	4,300,587
Schindler Holding AG - Participating Certificate	651	160,888
Schindler Holding AG - Registered	313	77,456
SGS SA	97	273,482
Sika AG	2,259	779,083
Straumann Holding AG	160	260,437
Swisscom AG	406	230,330
Zurich Insurance Group AG	2,399	1,135,534

Total Switzerland		15,836,688

United Kingdom - 11.8%
3i Group PLC	15,277	280,801
abrdn PLC	34,822	112,546
Admiral Group PLC	3,778	159,362
Ashtead Group PLC	7,126	501,550
ASOS PLC*	1,108	32,897
Associated British Foods PLC	5,746	149,634
AstraZeneca PLC	23,913	2,764,585
Auto Trader Group PLC	15,068	134,962
AVEVA Group PLC	1,776	69,529
Aviva PLC	61,047	355,626
Barclays PLC	268,780	711,193
Barratt Developments PLC	16,299	133,742
Berkeley Group Holdings PLC	1,713	96,481
BP PLC	293,789	1,508,854
British Land Co. PLC (The)	13,486	99,551
BT Group PLC	120,012	314,863
Bunzl PLC	5,387	199,984
Burberry Group PLC	6,463	161,933
CK Hutchison Holdings Ltd.	42,421	300,305
Coca-Cola Europacific Partners PLC	2,415	138,017
Compass Group PLC	28,479	637,706
ConvaTec Group PLC	25,602	60,282
Croda International PLC	2,225	237,978
DCC PLC	1,523	126,809
Direct Line Insurance Group PLC	21,428	87,655
DS Smith PLC	21,729	109,614
easyJet PLC*	10,252	85,086
Experian PLC	14,724	608,635
GlaxoSmithKline PLC	80,360	1,771,402
Halma PLC	6,036	202,131
Hargreaves Lansdown PLC	5,602	100,789
Informa PLC*	23,967	178,462
InterContinental Hotels Group PLC*	2,811	183,327
Intermediate Capital Group PLC	4,612	117,350
Intertek Group PLC	2,574	184,550
ITV PLC*	57,889	87,103
J Sainsbury PLC	31,885	124,357
JD Sports Fashion PLC	39,331	99,231
Johnson Matthey PLC	3,091	80,453
Kingfisher PLC	33,678	149,605
Land Securities Group PLC	11,835	125,471
Legal & General Group PLC	95,354	367,676
Lloyds Banking Group PLC	1,133,177	776,128
M&G PLC	41,513	120,081
NatWest Group PLC	83,801	272,535
Next PLC	1,952	196,365
Pearson PLC	12,061	99,550
Phoenix Group Holdings PLC	11,176	98,992
Prudential PLC	43,809	726,183
Reckitt Benckiser Group PLC	11,386	918,243
RELX PLC	30,880	940,466
Rentokil Initial PLC	29,664	206,237
Rightmove PLC	13,570	118,304
Sage Group PLC (The)	16,521	159,768
Schroders PLC	1,878	85,113
Segro PLC	19,167	334,815
Severn Trent PLC	3,988	153,720
Spirax-Sarco Engineering PLC	1,173	208,602
SSE PLC	17,012	361,193
St James's Place PLC	8,589	174,926
Standard Chartered PLC	49,146	353,949
Taylor Wimpey PLC	56,654	114,623
Unilever PLC	40,466	2,056,282
United Utilities Group PLC	10,887	155,925
Vodafone Group PLC	439,017	765,828
Weir Group PLC (The)	4,138	95,990
Whitbread PLC*	3,223	130,676
Wise PLC, Class A*	6,321	51,155
WPP PLC	18,854	291,278

Total United Kingdom		23,919,014

United States - 1.7%
Avast PLC	10,072	82,862
Carnival PLC*	2,435	43,319
CyberArk Software Ltd.*	636	87,227
Ferguson PLC	3,543	551,403

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Schneider Electric SE	8,875	$1,485,965
Stellantis NV	33,779	642,591
Swiss Re AG	4,602	495,764
Tenaris SA	7,444	89,831

Total United States		3,478,962

Total Common Stocks
(Cost $180,702,511)		202,088,439

Preferred Stocks — 0.5%

Germany - 0.5%
Bayerische Motoren Werke AG, 2.44%	908	77,459
Henkel AG & Co. KGaA, 2.56%	2,788	226,463
Volkswagen AG, 2.61%	2,925	601,093

Total Germany		905,015

Spain - 0.0%(b)
Grifols SA, 3.53%, Class B	4,177	48,510

Total Preferred Stocks
(Cost $988,027)		953,525

Short-Term Investments — 1.0%

Money Market Funds — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	1,812,360	1,812,360
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	127,661	127,661
Total Short-Term Investments
(Cost $1,940,021)		1,940,021

Total Investments — 100.8%
(Cost $183,630,559)		204,981,985
Other Assets and Liabilities, Net — (0.8)%		(1,577,618)
Net Assets — 100.0%		$203,404,367

		% of
Industry	Value	Net Assets
Financials	$36,234,131	17.8%
Industrials	33,360,220	16.4
Consumer Discretionary	26,226,372	13.0
Health Care	25,916,713	12.7
Information Technology	19,808,535	9.7
Consumer Staples	15,429,681	7.6
Materials	14,802,530	7.3
Energy	9,975,533	4.9
Communication Services	9,826,618	4.8
Real Estate	6,105,296	3.0
Utilities	5,356,335	2.6
Money Market Funds	1,940,021	1.0
Total Investments	$204,981,985	100 .8%
Other Assets and Liabilities, Net	(1,577,618)	(0 .8)
Total Net Assets	$203,404,367	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,627,385; total market value of collateral held by the Fund was $1,954,634. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $142,274.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$202,088,439	$–	$–	$202,088,439
Preferred Stocks	953,525	–	–	953,525
Short-Term Investments:
Money Market Funds	1,940,021	–	–	1,940,021
Total Investments in Securities	$204,981,985	$–	$–	$204,981,985

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.